Business Combination - Summary of Purchase Consideration and the Provisional Fair Value of Goodwill, Identifiable Assets and Liabilities of BHPP Acquired (Parenthetical) (Detail) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Dividends paid	$ 4,335	$ 3,160	$ 471
BHP Petroleum International Pty Ltd [member]
Disclosure of detailed information about business combination [line items]
Provisional locked box payment received	1,513	1,513
Dividends paid	$ 830	$ 830